Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Class A Ordinary Share [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Allocation of net income	$ 1,354,569	$ 7,129,205
Basic weighted average Ordinary Shares outstanding	8,291,845	23,000,000
Basic net income per Ordinary Share	$ 0.16	$ 0.31
Allocation of net income	$ 1,352,002	$ 7,129,205
Diluted weighted average Ordinary Shares outstanding	8,291,845	23,000,000
Diluted net income per Ordinary Share	$ 0.16	$ 0.31
Class B [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Allocation of net income	$ 860,979	$ 1,782,301
Basic weighted average Ordinary Shares outstanding	5,270,386	5,750,000
Basic net income per Ordinary Share	$ 0.16	$ 0.31
Allocation of net income	$ 863,546	$ 1,782,301
Diluted weighted average Ordinary Shares outstanding	5,296,137	5,750,000
Diluted net income per Ordinary Share	$ 0.16	$ 0.31